FEDERATED GOVERNMENT INCOME SECURITIES, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 April 29, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED GOVERNMENT INCOME SECURITIES, INC. (the "Fund")
            Class A Shares
            Class B Shares
            Class C Shares
            Class F Shares
           1933 Act File No. 2-74191
           1940 Act File No. 811-3266

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information] dated April 30, 2005, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 45 on April 28, 2005.

      If you have any questions regarding this certification, please contact me at (412) 288-6659.

                                                Very truly yours,



                                                /s/ Daniel M. Miller
                                                Daniel M. Miller
                                                Assistant Secretary